UNEARNED INCOME	12 Months Ended
Dec. 31, 2017
UNEARNED INCOME
UNEARNED INCOME

15.  UNEARNED INCOME

The breakdown of unearned income is as follows:

a.	Current

	2016	2017
Prepaid pulse reload vouchers	4,959	4,800
Telecommunication tower leases	199	300
Other telecommunications services	189	148
Others	216	179
Total	5,563	5,427

b.	Non-current

	2016	2017
Indefeasible Right of Use	169	205
Other telecommunications services	256	319
Total	425	524